Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended					6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term investments - common shares held [line items]
Fair value		$ 86,899		$ 255,076		$ 308,330	$ 86,899		$ 255,076		$ 245,678	$ 246,026	$ 255,535
Cost of Addition				48,863			5,121		57,031
Proceeds of Disposition		(177,088)	[1]	49,034	[2]		(177,088)	[1]	(49,061)	[2]
Fair value adjustment gains (losses)	[3]	18,309	[1]	(53,083)	[4]		12,840	[1]	(8,429)	[4]
Fair value ending balance		86,899		255,076		308,330	86,899		255,076
Realized gain (loss) on disposal		$ 35,768		$ 945			$ 35,768		$ (45)
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		15,707		13,264			15,707		13,264
Percentage of outstanding shares owned		6.90%		8.58%			6.90%		8.58%
Fair value		$ 3,787		$ 5,510		6,763	$ 3,787		$ 5,510		2,608	2,138	7,443
Fair value adjustment gains (losses)		1,179	[1]	(1,253)	[4]		1,649	[1]	(1,933)	[4]
Fair value ending balance		$ 3,787		5,510		6,763	$ 3,787		5,510
Sabina [member]
Long term investments - common shares held [line items]
Fair value						47,104							30,535
Proceeds of Disposition	[2]			(48,832)					(48,832)
Fair value adjustment gains (losses)	[4]			1,728					18,297
Fair value ending balance						47,104
Realized gain (loss) on disposal				$ 872					$ 872
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640		18,640			18,640		18,640
Percentage of outstanding shares owned		12.03%		13.27%			12.03%		13.27%
Fair value		$ 2,248		$ 2,604		3,994	$ 2,248		$ 2,604		1,651	1,551	3,097
Fair value adjustment gains (losses)		596	[1]	(1,390)	[4]		697	[1]	(493)	[4]
Fair value ending balance		2,248		$ 2,604		3,994	2,248		$ 2,604
Hecla [Member]
Long term investments - common shares held [line items]
Shares owned				34,980					34,980
Percentage of outstanding shares owned				5.71%					5.71%
Fair value				$ 180,149		221,628			$ 180,149		168,255	168,255	194,668
Proceeds of Disposition		(177,088)	[1]	(202)	[2]		(177,088)	[1]	(202)	[2]
Fair value adjustment gains (losses)		8,833	[1]	(41,277)	[4]		8,833	[1]	(14,317)	[4]
Fair value ending balance				180,149		221,628			180,149
Realized gain (loss) on disposal		$ 35,768		$ 73			$ 35,768		$ 73
BTwoGold [Member]
Long term investments - common shares held [line items]
Shares owned		12,025		12,025			12,025		12,025
Percentage of outstanding shares owned		0.92%		0.93%			0.92%		0.93%
Fair value		$ 32,243		$ 42,867			$ 32,243		$ 42,867		31,504	38,094
Cost of Addition				48,832					48,832
Fair value adjustment gains (losses)		739	[1]	(5,965)	[4]		(5,851)	[1]	(5,965)	[4]
Fair value ending balance		32,243		42,867			32,243		42,867
Other investments [member]
Long term investments - common shares held [line items]
Fair value		48,621		23,946		28,841	48,621		23,946		$ 41,660	$ 35,988	$ 19,792
Cost of Addition				31			5,121		8,199
Proceeds of Disposition	[2]								(27)
Fair value adjustment gains (losses)		6,962	[1]	(4,926)	[4]		7,512	[1]	(4,018)	[4]
Fair value ending balance		$ 48,621		$ 23,946		$ 28,841	$ 48,621		23,946
Realized gain (loss) on disposal									$ (990)

[1]	The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[2]	The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[3]	LTIs = long-term investments – common shares held.
[4]	Fair Value Gains (Losses) are reflected as a component of OCI.